Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
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Details of Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Salaries	₩	354,709	372,966	579,784
Expenses related to defined benefit plans		26,872	24,822	22,596
Other employee benefits		91,396	86,692	84,007
Shipping		213,613	91,960	119,325
Fees and commissions		272,337	253,495	246,020
Depreciation and amortization		263,739	264,982	266,159
Taxes and dues		69,851	65,528	63,382
Advertising		108,315	76,404	67,092
Warranty		251,395	101,846	113,689
Insurance		15,100	13,610	14,216
Travel		17,912	18,421	13,122
Training		15,458	9,775	9,306
Others		126,022	95,186	89,611
Total	₩	1,826,719	1,475,687	1,688,309